Right-of-use asset and lease liability (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Right-of-use Asset And Lease Liability
Schedule of right-of-use asset

The following schedule shows the movement in the Company’s right-of-use asset:

Right-of-use asset

Cost
Balance, August 31, 2023	$1,177,721
Translation adjustment	(42,737)
Balance, August 31, 2024	1,134,984
Translation adjustment	(70,511)
Balance, February 28, 2025	$1,064,473

The right-of-use asset is being depreciated on a straight-line basis over the remaining lease term.

Accumulated Depreciation
Balance, August 31, 2023	$217,344
Depreciation	134,508
Translation adjustment	(45,542)
Balance, August 31, 2024	$306,310
Depreciation	117,019
Translation adjustment	(18,166)
Balance, February 28, 2025	$405,163

Carrying Amount
February 28, 2025	$659,310
August 31, 2024	$828,674

The following schedule shows the movement in the Company’s right-of-use asset:

Right-of-use asset

Cost
Balance, August 31, 2022	$1,084,523
Additions	141,799
Translation adjustment	(48,600)
Balance, August 31, 2023	1,177,721
Translation adjustment	(42,737)
Balance, August 31, 2024	$1,134,984

The right-of-use asset is being depreciated on a straight-line basis over the remaining lease term.

Accumulated Depreciation
Balance, August 31, 2022	$130,432
Depreciation	108,335
Translation adjustment	(21,423)
Balance, August 30, 2023	$217,344
Depreciation	134,508
Translation adjustment	(45,542)
Balance, August 31, 2024	$306,310

Carrying Amount
August 31, 2024	$828,674
August 31, 2023	$960,377

Schedule of lease liability

The following schedule shows the movement in the Company’s lease liability during the period:

	February 28, 2025	August 31, 2024

Balance, beginning of period	$977,107	$1,107,961
Interest Expense	26,824	62,604
Lease payments	(104,696)	(196,703)
Translation Adjustment	(63,546)	3,245
Balance, end of period	$835,688	$977,107

Current	155,536	161,508
Non-Current	680,152	815,599
	$835,688	$977,107

The following schedule shows the movement in the Company’s lease liability during the year:

	August 31, 2024	August 31, 2023

Balance, beginning of year	$1,107,961	$1,020,585
Additions	-	141,799
Interest Expense	62,604	56,316
Lease payments	(196,703)	(81,090)
Translation Adjustment	3,245	(29,649)
Balance, end of year	$977,107	$1,107,961

Current	161,508	138,372
Non-Current	815,599	969,589
	$977,107	$1,107,961

Schedule of maturity lease liability

The following table provides a maturity analysis of the Company’s lease liability. The amounts disclosed in the maturity analysis are the contractual undiscounted cash flows before deducting interest or finance charges:

2025	168,512
2026	203,521
2027	203,584
2028	212,999
2029	189,986
2030	79,161
$1,057,763

The following table provides a maturity analysis of the Company’s lease liability. The amounts disclosed in the maturity analysis are the contractual undiscounted cash flows before deducting interest or finance charges:

2025	217,359
2026	218,555
2027	215,983
2028	229,418
2029	201,431
2030	83,929
$1,166,675